UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments.

The Schedule of Investments is attached herewith.

The Fairholme Fund

Schedule of Investments

February 28, 2009 (Unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES - 71.11%
	Aerospace & Defense - 13.63%
8,416,600	Boeing Co.	$264,617,904
2,478,100	General Dynamics Corp.	108,590,342
7,091,900	Northrop Grumman Corp.	264,953,384
15,854,800	Spirit Aerosystems Holdings, Inc. (a)	157,279,616
		795,441,246
	Commercial Services & Supplies - 2.19%
29,968,000	Hertz Global Holdings, Inc. (a)(b)	94,698,880
8,197,518	United Rentals, Inc. (a)(b)	33,199,948
		127,898,828
	Consumer Finance - 5.76%
31,814,670	AmeriCredit Corp. (a)(b)(h)	122,486,479
17,706,750	American Express Co.	213,543,405
		336,029,884
	Diversified Holding Companies - 2.98%
11,863,274	Leucadia National Corp. (a)	173,559,699

	Industrial Valves - 0.02%
526,800	Mueller Water Products, Inc.	1,132,620

	Managed Health Care - 12.72%
7,157,600	Humana, Inc. (a)	169,420,392
11,631,000	UnitedHealth Group, Inc.	228,549,150
4,218,200	WellCare Health Plans, Inc. (a)(b)	38,090,346
9,030,900	WellPoint, Inc. (a)	306,328,128
		742,388,016
	Pharmaceuticals - 22.17%
16,556,100	Forest Laboratories, Inc. (a)(b)	354,962,784
76,283,000	Pfizer, Inc.	939,043,730
		1,294,006,514
	Real Estate Operations- 4.35%
13,815,900	The St. Joe Co. (a)(b)	254,074,401

	Retail Department Stores - 7.29%
11,578,471	Sears Holdings Corp. (a)(b)	425,624,594
	TOTAL DOMESTIC EQUITY SECURITIES (Cost $7,277,910,405)	4,150,155,802

Shares		Value
	FOREIGN EQUITY SECURITIES - 7.76%
	AUSTRALIA - 1.23%
	Metal Mining - 1.23%
42,452,337	Fortescue Metals Group Ltd. (a)	$71,937,470

	CANADA - 6.50%
	Oil & Gas Drilling - 1.64%
12,031,900	Ensign Energy Services, Inc. (b)	95,521,294

	Oil & Gas Producers - 4.86%
8,796,800	Canadian Natural Resources Ltd.	283,872,736

	UNITED KINGDOM - 0.03%
	Diversified Financial Services - 0.03%
3,869,439	JZ Capital Partners Ltd.	1,606,450
	TOTAL FOREIGN EQUITY SECURITIES (Cost $779,576,050)	452,937,950

Principal
	ASSET BACKED SECURITIES - 1.94%
	AmeriCredit Automobile Receivables Trust
$50,645,000	10.750%, 04/06/2015 (Acquired 11/25/08, Cost $44,573,816) (c)	44,377,681
72,581,000	13.150%, 04/06/2015 (Acquired 11/25/08, Cost $69,286,333) (c)	68,589,045
	TOTAL ASSET BACKED SECURITIES (Cost $113,860,149)	112,966,726

	DOMESTIC CORPORATE BONDS - 5.47%
	Commercial Services & Supplies - 4.69%
242,975,000	Hertz Corp. 8.875%, 01/01/2014 (b)	120,394,113
15,100,000	United Rentals, Inc. 6.500%, 02/15/2012 (b)	11,834,625
248,686,000	United Rentals, Inc. 7.750%, 11/15/2013 (b)	141,751,020
		273,979,758
	Consumer Finance - 0.68%
43,644,000	AmeriCredit Corp. 8.500%, 07/01/2015 (b)(h)	37,533,840
2,000,000	American Express Credit Corp. 0.472%, 03/02/09 (d)	1,999,478
		39,533,318
	Diversified Holding Companies .- 0.02%
1,600,000	Leucadia National Corp. 7.125%, 03/15/2017	1,176,000

	Retail Department Stores - 0.08%
5,000,000	Sears Roebuck Acceptance Corp. 6.250%, 05/01/2009 (b)	4,925,000
	TOTAL DOMESTIC CORPORATE BONDS (COST $426,520,575)	319,614,076

	FLOATING RATE LOAN INTERESTS - 1.92%
	Managed Health Care - 1.85%
110,043,287	WellCare Traunche Loan 5.500%, 05/13/2009 (b)(d)	107,842,421

	Television Services- 0.07%
9,859,401	Spanish Broadcasting Systems Tranche B Loan (d)	3,943,760
	3.210%, 06/10/2012
	TOTAL FLOATING RATE LOAN INTERESTS (COST $110,199,447)	111,786,181

Principal		Value
	FOREIGN CORPORATE BONDS - 0.37%
	Metal Mining - 0.37%
25,105,000	FMG Finance Pty Ltd. 10.00%, 09/01/2013 (e)	$21,339,250
	TOTAL FOREIGN CORPORATE BONDS (Cost $15,610,201)	21,339,250

	U.S. GOVERNMENT OBLIGATIONS - 9.47%
50,000,000	T-Bill 0.25%, 03/05/2009 (f)	49,998,611
50,000,000	T-Bill 0.25%, 03/12/2009 (f)	49,996,180
25,000,000	T-Bill 0.02%, 03/19/2009 (f)	24,997,500
58,000,000	T-Bill 0.01%, 03/26/2009 (f)	57,999,597
41,000,000	T-Bill 0.18%, 04/02/2009 (f)	40,993,378
68,000,000	T-Bill 0.08%, 04/09/2009 (f)	67,994,302
80,000,000	T-Bill 0.10%, 04/16/2009 (f)	79,989,778
30,000,000	T-Bill 0.27%, 05/07/2009 (f)	29,988,600
88,000,000	T-Bill 0.12%, 06/18/2009 (f)	87,920,272
18,000,000	T-Bill 0.18%, 06/25/2009 (f)	17,982,054
45,000,000	T-Bill 0.24%, 07/02/2009 (f)	44,947,845
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $552,874,813)	552,808,117

Shares	MONEY MARKET FUNDS - 1.18%
58,968,806	Dreyfus Treasury Prime Cash Management 0.03% (g)	58,968,806
10,000,000	Fidelity Institutional Money Market Funds - Treasury only Portfolio, 0.24% (g)	10,000,000
	TOTAL MONEY MARKET FUNDS (COST $68,968,806)	68,968,806

	TOTAL INVESTMENTS (COST $9,345,520,446) - 99.22%	5,790,576,908
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.78%	45,295,550
	TOTAL NET ASSETS - 100.00%	$5,835,872,458

Percentages are stated as a percent of net assets.

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(a)

Non-income producing security.

(b)

Affiliated Company.

(c)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933.  Such security is treated as illiquid according to the Fund’s liquidity guidelines.  The market value of these securities totals $112,966,726, which represents 1.94% of total net assets.

(d)

Variable rate security.  The rate shown is as of February 28, 2009.

(e)

Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Such security is treated as a liquid security according to the Fund’s liquidity guidelines. Market value of this security is $21,339,250, which represents 0.37% of total net assets.

(f)

Rates shown are the effective yields based on the purchase price.  The calculation assumes the security is held to maturity.

(g)

Annualized based on the 1-day yield as of February 28, 2009.

(h)

Security is treated as illiquid according to the Fund’s liquidity guidelines. The market value of these securities totals $160,020,319, which represents 2.74% of the total net assets.

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows:*

Cost of investments	$9,345,520,446
Gross unrealized appreciation	32,436,667
Gross unrealized depreciation	(3,587,380,205)
$5,790,576,908

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*

Because tax adjustments are calculated semi-annually, the above table does not reflect tax adjustments.

For the most recent federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs		Level 3 - Significant unobservable inputs
Assets:
Investments
Affiliated Issuers	$1,842,939,745	$1,418,658,726	$424,281,019		$––
Unaffiliated Issuers	3,947,637,163	3,253,403,832	694,233,331	(a)	––
Total	$5,790,576,908	$4,672,062,558	$1,118,514,350		$––

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(a)

$552,808,117 represents U.S. Treasury Bills.

Transactions in Shares of Affiliates(a)

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act.

The aggregate fair value of all securities of affiliated companies held in the Fund as of February 28, 2009 amounted to $1,842,939,745 representing 31.58% of net assests.  Transactions in the Fund during the fiscal year ended February 28, 2009 in which the issuer was an "affiliated person" are as follows:

	November 30, 2008		Gross Additions		Gross Deductions		February 28, 2009
	Shares/Par Value	Cost	Shares/Par Value	Cost	Shares/Par Value	Cost	Shares/Par Value	Cost		Market Value		Realized gain (loss)	Investment income
AmeriCredit Corp.	16,692,000	$199,228,670	15,122,670	$86,437,475	––	$––	31,814,670	$285,666,145		$122,486,479		$––	$––
Ensign Energy Services, Inc.	11,614,700	202,076,265	417,200	3,931,012	––	––	12,031,900	206,007,277		95,521,294		––	701,406
Forest Laboratories, Inc.	16,556,100	546,918,488	––	––	––	––	16,556,100	546,918,488		354,962,784		––	––
Hertz Global Holdings, Inc.	18,630,100	127,456,844	11,337,900	53,343,912	––	––	29,968,000	180,800,756		94,698,880		––	––
Mueller Water Products - Class A (b)(c)	––	––	––	––	6,431,000	83,603,625	526,800	5,105,015		1,132,620		(72,183,924)	87,938
Mueller Water Products - Class B (b)(c)	6,985,900	99,122,823	––	––	28,100	414,186	––	––		––		(260,777)	––
Sears Holdings Corp.	11,239,671	1,056,090,389	338,800	15,078,089	––	––	11,578,471	1,071,168,478		425,624,594			––
The St. Joe Co.	9,654,700	310,621,238	4,608,700	108,042,802	447,500	9,810,026	13,815,900	408,854,014		254,074,401		2,202,967	––
United Rentals, Inc.	8,291,818	144,230,328	––	––	94,300	1,789,813	8,197,518	142,440,515		33,199,948		994,256	––
WellCare Health Plans, Inc.	4,145,200	146,541,372	73,000	965,183	––	––	4,218,200	147,506,555		38,090,346		––	––
AmeriCredit Corp. 8.500%, 7/1/15	$152,024,000	119,569,020	$––	––	$108,380,000	86,437,475	$43,644,000	33,446,817		37,533,840		––	1,177,849
Sear Roebuck Acceptance Corp. 6.250%, 5/1/09	$5,000,000	4,756,825	$––	––	$––	––	$5,000,000	4,901,764		4,925,000		––	223,064
The Hertz Corp. 8.875%, 1/1/14	$161,075,000	120,406,979	$81,900,000	46,460,180	$––	––	$242,975,000	166,320,212		120,394,113		––	6,987,349
United Rentals, Inc. 7.750%, 11/15/13	$248,686,000	205,672,726	$––	––	$––	––	$248,686,000	207,249,583		141,751,020		––	6,395,148
United Rentals, Inc. 6.500%, 2/15/12	$15,100,000	11,192,125	$––	––	$––	––	$15,100,000	11,424,825		11,834,625		––	478,075
WellCare Traunche Loan 5.500%, 5/13/09	$98,964,870	95,908,576	$11,299,556	11,038,814	$221,139	215,384	$110,043,287	106,732,007		107,842,421		5,754	1,098,013
Total		$3,389,792,668		$325,297,467		$182,270,509		$3,519,437,436	(d)	$1,842,939,745	(d)	$(69,241,724)	$17,148,842

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(a)

As a result of the Fund's beneficial ownership of the voting stock of these companies, it may be deemed that the Fund is an affiliate of the respective issuers, as required by the 1940 Act.

(b)

Company is no longer an "affilated company" at February 28, 2009.

(c)

On January 28, 2009, the Fund received 6,957,800 Class A shares of Mueller Water Products, Inc. in exchange for 6,957,800 Class B shares as a result of the conversion of all Mueller Water Products, Inc. Class B shares to Class A shares.

(d)

Totals only include those securities that were deemed affiliates at February 28, 2009.

Item 2.

Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ BRUCE R. BERKOWITZ
Bruce R. Berkowitz, President
(principal executive officer)

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ BRUCE R. BERKOWITZ
Bruce R. Berkowitz, President
(principal executive officer)

Date	April 22, 2009

By (Signature and Title)*	/s/ TIMOTHY K. BIEDRZYCKI
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date	April 21, 2009

* Print the name and title of each signing officer under his or her signature.